Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2023	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	10-K
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding		5,637,021
Entity Public Float			$ 125,528,065
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-27205
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	56-2132396
Entity Address Address Line 1	518 West C Street
Entity Address City Or Town	Newton
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28658
City Area Code	828
Icfr Auditor Attestation Flag	false
Auditor Name	Elliott Davis, PLLC
Auditor Location	Raleigh, North Carolina
Auditor Firm Id	149
Local Phone Number	464-5620
Entity Interactive Data Current	Yes